MAIRS AND POWER BALANCED FUND, INC.

W1520 First National Bank Building

332 Minnesota Street

SAINT PAUL, MINNESOTA 55101-1363

Telephone (800) 304-7404 / (651) 222-8478

Fax (651) 287-0119

May 1, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0506

Re:	Mairs and Power Balanced Fund, Inc.
Reg. No. 2-18269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, which was filed electronically on April 30, 2009 (Post-Effective Amendment No. 55).

Sincerely,

Mairs and Power Balanced Fund, Inc.

By:	/s/ Lisa J. Hartzell
Lisa J. Hartzell
Treasurer